CONSOLIDATED COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED COMPREHENSIVE LOSS [Abstract]
Net loss	$ (29,127)	$ (1,372)	$ (107,660)
Other comprehensive income loss, net of tax:
Foreign currency translation adjustment	(2,485)	(16,643)	(14,242)
Change in employees plan assets and benefit obligations, net of taxes are $96, $1,774 and $1,268 for the years ended December 31, 2015, 2014 and 2013, respectively	176	$ (3,860)	2,350
Unrealized loss on derivatives	(64)		(759)
Comprehensive loss	(31,500)	$ (21,875)	$ (120,311)
Comprehensive loss attributable to non-controlling interest	769	16,538
Comprehensive loss attributable to the Company	$ (30,731)	$ (5,337)	$ (120,311)